Filed Pursuant to Rule 497(e)

Ambassador Funds

Michigan Investment Trust

Government Money Market Fund

Registration File No. 333-36796

AMBASSADOR FUNDS

MICHIGAN INVESTMENT TRUST

GOVERNMENT MONEY MARKET FUND

SUPPLEMENT DATED APRIL 1, 2008

TO

STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2007

The following information is being replaced under “Subadvisers” section for BNY Investment Advisers page 11.

BNY Investment Advisers

Portfolio Management Team.  Laurie Carroll, Patricia Loughran, Jeanette Barone Medina and Stephen Murphy of BNY Investment Advisers comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of February 29, 2008:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Laurie Carroll	*	*	*	*	*	*	*
Patricia Loughran	-	-	-	-	27	12,765,386	12,765,386
Jeanette Barone Medina	1	148,457	1	3,983,726	30	14,579,715	18,711,898
Stephen Murphy	-	-	1	16,225,947	24	11,446,791	27,672,738

*Management oversight only.

Filed Pursuant to Rule 497(e)

Ambassador Funds

Michigan Investment Trust

Government Money Market Fund

Registration File No. 333-36796

AMBASSADOR FUNDS

MICHIGAN INVESTMENT TRUST

GOVERNMENT MONEY MARKET FUND

SUPPLEMENT DATED APRIL 1, 2008

TO

PROSPECTUS DATED OCTOBER 31, 2007

The following information is being replaced under “Mangement of the Fund” section for BNY Investment Advisers page 10.

BNY Investment Advisors (“BNY”) is a separately identifiable division of The Bank of New York Mellon.  BNY’s principal office is located at One Wall Street, New York, New York 10286.  The Bank of New York also maintains corporate offices in the state of Michigan.  Founded in 1784, it is one of the largest commercial banks in the United States, with over $144 billion in assets.  The Bank of New York began offering investment services in the 1830s and as of September 30, 2007, managed more than $140 billion in investments for institutions and individuals, including over $42 billion in money market funds.  The portfolio managers from BNY assigned to the Fund are:

Laurie Carroll, Managing Director of Short Duration, Beta and Stable Value Strategies

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Joined The Bank of New York Mellon in 1986.

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Oversees the development of and strategy for all beta and short duration portfolios for Standish Mellon.  Also, oversees the Management of the Pittsburg and San Francisco offices.

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Prior to joining the Bank -

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Assistant Vice President for Money Market Instruments at AIM Advisors, Inc.

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B.B.– Seton Hill University.

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M.B.A.- University of Pittsburgh.

Patricia Loughran, Senior Portfolio Manager for Short Duration Strategies

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Joined The Bank of New York Mellon in 1995.

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Responsible for managing and trading securities lending cash collateral reinvestment accounts, short duration and enhanced short duration portfolios.

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Prior to joining the Bank

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Worked for PNC Bank in their Asset and Liability Management Department.

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B.S. – Allegheny College.

Jeanette Barone Medina. Portfolio Manager for Short Duration Strategies

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Joined The Bank of New York Mellon in 1995 as a performance analyst.

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Responsible for managing and trading short duration and enhanced short duration portfolios.

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B.S./B.A. – Ohio State University.

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M.B.A. – University of Pittsburgh.

Stephen Murphy, Portfolio Manager for Short Duration Strategies

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Joined The Bank of New York Mellon in 1998 as a performance measurement analyst.

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Responsible for managing and trading short duration portfolios.

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Prior to Portfolio Manager he was a securities lending specialist.

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B.S. – Westminster College.

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M.B.A. – University of Pittsburgh.

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CFA